SUPPLEMENT DATED MAY 20, 2008

TO THE STATEMENT OF ADDITIONAL INFORMATION

OF EACH FUND INDICATED BELOW

The following supplements, and replaces any contrary information in, the Statement of Additional Information of each fund listed in the Appendix to this supplement.

Effective January 1, 2008, the manager is permitted to recapture amounts previously voluntarily forgone or reimbursed by the manager to the fund during the same fiscal year if the fund’s total annual operating expenses have fallen to a level below the voluntary fee waiver/reimbursement (“expense cap”) shown in the fee table of the fund’s prospectus. In no case will the manager recapture any amount that would result, on any particular fund business day, in the fund’s total annual operating expenses exceeding the expense cap. The Board has been apprised of the expense cap and recapture arrangement.

Appendix

Fund Name	Date of Statement of Additional Information
Legg Mason Partners Equity Trust
Legg Mason Partners Aggressive Growth Fund	December 20, 2007
Legg Mason Partners All Cap Fund	August 28, 2007
Legg Mason Partners Appreciation Fund	April 28, 2008
Legg Mason Partners Capital and Income Fund	April 28, 2008
Legg Mason Partners Capital Fund	April 28, 2008
Legg Mason Partners Classic Values Fund	March 28, 2008
Legg Mason Partners Convertible Fund	November 1, 2007
Legg Mason Partners Diversified Large Cap Growth Fund	February 20, 2008
Legg Mason Partners Dividend Strategy Fund	February 20, 2008
Legg Mason Partners Emerging Markets Equity Fund	February 20, 2008
Legg Mason Partners Equity Fund	April 28, 2008
Legg Mason Partners Financial Services Fund	July 27, 2007
Legg Mason Partners Fundamental Value Fund	January 29, 2008
Legg Mason Partners Global Equity Fund	April 28, 2008
Legg Mason Partners International All Cap Opportunity Fund	February 28, 2008
Legg Mason Partners Investors Value Fund	April 28, 2008
Legg Mason Partners Large Cap Growth Fund	April 1, 2008
Legg Mason Partners Lifestyle Allocation 30%	May 1, 2008
Legg Mason Partners Lifestyle Allocation 50%	May 1, 2008
Legg Mason Partners Lifestyle Allocation 70%	May 1, 2008

Fund Name	Date of Statement of Additional Information
Legg Mason Partners Lifestyle Allocation 85%	May 1, 2008
Legg Mason Partners Lifestyle Allocation 100%	May 1, 2008
Legg Mason Partners Lifestyle Income Fund	May 1, 2008
Legg Mason Partners Mid Cap Core Fund	March 20, 2008
Legg Mason Partners S&P 500 Index Fund	April 28, 2008
Legg Mason Partners Small Cap Core Fund	April 28, 2008
Legg Mason Partners Small Cap Growth Fund	April 28, 2008
Legg Mason Partners Small Cap Value Fund	January 29, 2008
Legg Mason Partners Social Awareness Fund	April 16, 2007, as supplemented January 7, 2008
Legg Mason Partners U.S. Large Cap Equity Fund	April 28, 2008
Legg Mason Partners 130/30 U.S. Large Cap Equity Fund	November 7, 2007

Legg Mason Partners Income Trust
Legg Mason Partners Adjustable Rate Income Fund	September 28, 2007
Legg Mason Partners California Municipals Fund	June 28, 2007
Legg Mason Partners Core Bond Fund	December 1, 2007
Legg Mason Partners Core Plus Bond Fund	December 1, 2007
Legg Mason Partners Diversified Strategic Income Fund	December 1, 2007
Legg Mason Partners Global High Yield Bond Fund	April 28, 2008
Legg Mason Partners Global Income Fund	September 21, 2007
Legg Mason Partners Government Securities Fund	April 28, 2008
Legg Mason Partners High Income Fund	December 1, 2007
Legg Mason Partners Inflation Management Fund	February 20, 2008
Legg Mason Partners Intermediate Maturity California Municipals Fund	March 20, 2008
Legg Mason Partners Intermediate Maturity New York Municipals Fund	March 20, 2008
Legg Mason Partners Intermediate-Term Municipals Fund	July 27, 2007
Legg Mason Partners Investment Grade Bond Fund	April 28, 2008
Legg Mason Partners Managed Municipals Fund	June 28, 2007
Legg Mason Partners Massachusetts Municipals Fund	March 20, 2008
Legg Mason Partners Municipal High Income Fund	December 1, 2007
Legg Mason Partners New Jersey Municipals Fund	July 27, 2007
Legg Mason Partners New York Municipals Fund	July 27, 2007
Legg Mason Partners Oregon Municipals Fund	August 28, 2007
Legg Mason Partners Pennsylvania Municipals Fund	July 27, 2007
Legg Mason Partners Short Duration Municipal Income Fund	February 20, 2008
Legg Mason Partners Short/Intermediate U.S. Government Fund	April 28, 2008
Legg Mason Partners Short-Term Investment Grade Bond Fund	April 28, 2008
Western Asset Emerging Markets Debt Portfolio	June 28, 2007
Western Asset Global High Yield Bond Portfolio	June 28, 2007

Fund Name	Date of Statement of Additional Information
Legg Mason Partners Money Market Trust
Citi California Tax Free Reserves[1]	December 7, 2007
Citi Cash Reserves[1]	December 7, 2007
Citi Connecticut Tax Free Reserves[1]	December 7, 2007
Citi New York Tax Free Reserves[1]	December 7, 2007
Citi Tax Free Reserves[1]	December 7, 2007
Citi U.S. Treasury Reserves[1]	December 7, 2007
Western Asset Money Market Fund	April 28, 2008
Western Asset Government Money Market Fund	April 28, 2008
Western Asset Municipal Money Market Fund	July 27, 2007
Western Asset California Municipal Money Market Fund	July 27, 2007
Western Asset Massachusetts Municipal Money Market Fund	July 27, 2007
Western Asset New York Municipal Money Market Fund	July 27, 2007

Legg Mason Partners Institutional Trust
Citi Institutional Cash Reserves[1]	December 7, 2007
Citi Institutional Enhanced Income Fund[1]	December 7, 2007
Citi Institutional Liquid Reserves[1]	December 7, 2007
Citi Institutional Tax Free Reserves[1]	December 7, 2007
Citi Institutional U.S. Treasury Reserves[1]	December 7, 2007
Western Asset Institutional Government Money Market Fund	September 28, 2007, restated April 18, 2008
Western Asset Institutional Money Market Fund	September 28, 2007, restated April 18, 2008
Western Asset Institutional Municipal Money Market Fund	September 28, 2007, restated April 18, 2008

Legg Mason Partners Premium Money Market Trust
Citi Premium Liquid Reserves[1]	December 7, 2007
Citi Premium U.S. Treasury Reserves[1]	December 7, 2007

[1]

“Citi” is a service mark of Citigroup, licensed for use by Legg Mason as the name of funds. Legg Mason and its affiliates, as well as the fund’s investment manager, are not affiliated with Citigroup. Investments in the fund are not bank deposits or obligations of Citibank.

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